SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

Share Award to Employees

In November 2006, the Company entered into an agreement with Mr. Panjian Li (“Mr. Li”), Chief Executive Officer of ReneSola America, and with Binghua Huang (“Mr. Huang”), Chief Technology Officer of the Company, to grant 40,000 and 20,000 common shares, respectively, each year for a period of five and three years, respectively, commencing January 2008. The fair value of the shares was $4.47 per share based on the market price as of the grant date. These shares do not have an exercise price and vest at no cost to Mr. Li or Mr. Huang.

A summary of the status of nonvested shares is presented below:

	Number of shares	Weighted Average Grant-Date Fair value	Aggregate Intrinsic value	Weighted Average Remaining Contractual life
Nonvested at January 1, 2011	40,000	4.47	—	0.91
Vested	(40,000)	4.47	—
Nonvested at December 31, 2011	—	—	—	—
Vested at December 31, 2011	593,333	2.80	—

Compensation cost of $240,702, $ 177,926 and $162,241 has been recorded in general and administrative expenses for the years ended December 31, 2009, 2010 and 2011, respectively. At December 31, 2011, there was no unrecognized compensation cost. The total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 was $234,644, $78,215and $37,600, respectively.

2007 Share Incentive Plan

On September 27, 2007, the Company adopted the ReneSola Ltd 2007 Share Incentive Plan (the “Plan”) that provides for grant of share options, restricted shares and restricted share units to employees in the Plan. A maximum of 7,500,000 authorized but unissued shares of the Company have been reserved and allocated to the Plan, whose shares were subsequently registered and are issuable upon exercise of outstanding options granted under the Plan. The Plan shall be administered by the Compensation Committee of the Board of Directors (the “Committee”).

Except as otherwise noted in the award agreements with the employee or consultant, the options can be exercised within six years from the award date, except for participant’s termination of employment or service. The vesting schedule and the exercise price per share will be determined by the Committee and set forth in the individual award agreement. In the event of any distribution, share split, or recapitalization of the Company, the Committee shall make such proportionate and equitable adjustments, if any, to reflect such change with respect to (a) the aggregate number and type of shares that may be issued under the Plan and (b) the terms and conditions of any outstanding awards. Except as may otherwise be provided in any award agreement, if a change of control occurs and a participant’s awards are not converted, assumed, or replaced by a successor, such awards shall become fully exercisable and all forfeiture restrictions on such awards shall lapse.

Options to Employees

From January to December 2010, the Company granted 4,290,000 share options to certain employees with exercise price of $2.51 to $5.44. From January to December 2011, the Company granted 1,450,000 share options to certain employees with exercise prices of $0.74 to $4.54. The Company has used the Black Scholes model to estimate the fair value of the options using the following assumptions:

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2010	1.30-2.40%	4.5 years	69.36-92.03%	0%
Granted in 2011	0.81-2.20%	4.5 years	60.02-82.78%	0%

Expected volatilities based on the average of the standard deviation of the daily stock prices of the Company and other selected comparable companies in the same industry. The expected term of options represents the period of time that options granted are expected to be outstanding. The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2011	7,190,500	2.55	3.62
Granted	1,450,000	1.90	4.65
Exercised	(58,100)	2.54	2.38
Forfeited	(1,248,800)	2.79	N/A
Outstanding on December 31, 2011	7,333,600	2.80	2.94	12,500
Vested or expected to vest at December 31, 2011	6,784,627	2.76	2.93	12,500
Exercisable at December 31, 2011	2,425,600	2.82	1.88	—

On June 23, 2009, the exercise price was modified for all the outstanding share options granted before June 23, 2009, which resulted in the incurrence of incremental compensation costs. The incremental costs were $892,813, $485,502 and $379,650 for the year ended 2009, 2010 and 2011 respectively. Unrecognized costs, to be expensed over the remaining vesting period are expected to be $307,501 during the next two years.

The weighted average fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $1.82, $2.93and $0.94, respectively.

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $nil, $3,659,042and $104,671, respectively.

Compensation cost of $3,055,471, $3,756,640 and $4,197,299 has been charged against income during the year ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, there was $7,584,927 in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan, which is expected to be recognized over a weighted-average period of 3.47 years.